UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska          68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:   10/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Gratio Values Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 95.6%
	BANKS - 4.5%
6,000	Citigroup, Inc. *	$ 25,020

	COMMERCIAL SERVICES - 2.3%
200	Corporate Executive Board Co.	6,248
200	Weight Watchers International, Inc.	6,698
		12,946
	COMPUTERS - 3.9%
1,500	Dell, Inc. *	21,570

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
300	Graham Corp.	5,091

	ENGINEERING & CONSTRUCTION - 1.0%
230	Tutor Perini Corp.	5,338

	HEALTHCARE-SERVICES - 11.9%
3,570	Birner Dental Management Services, Inc.	66,045

	HOLDING COMPANIES-DIVERSIFIED - 3.6%
3,200	Resource America, Inc.	19,744

	INSURANCE - 2.9%
200	Berkshire Hathaway, Inc. *	15,912

	INTERNET - 2.1%
1,000	Earthlink, Inc.	8,990
93	j2 Global Communications, Inc. *	2,451
		11,441
	INVESTMENT COMPANIES - 3.3%
1,569	Fifth Street Finance Corp.	18,514

	LEISURE TIME - 0.5%
200	Interval Leisure Group, Inc. *	2,870

	MEDIA - 1.0%
1,800	Cambium Learning Group, Inc. *	5,562

Gratio Values Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited) (Continued)
Shares		Value
	MISCELLANEOUS MANUFACTURING - 0.6%
183	John Bean Technologies Corp.	$ 3,129

	OIL & GAS - 11.2%
1,000	BP PLC - ADR	40,800
1,700	Harvest Natural Resources, Inc. *	21,216
		62,016
	PHARMACEUTICALS - 2.3%
740	Pfizer, Inc.	12,876

	PIPELINES - 3.9%
1,000	Williams Cos., Inc.	21,520

	REITS - 15.4%
2,735	General Growth Properties, Inc.	45,948
2,901	Winthrop Realty Trust	39,454
		85,402
	RETAIL - 3.7%
414	Aeropostale, Inc. *	10,093
652	American Eagle Outfitters, Inc.	10,439
		20,532
	SOFTWARE - 13.5%
1,500	Microsoft Corp.	39,960
3,086	Versant Corp. *	34,656
		74,616
	TELECOMMUNICATIONS - 7.1%
1,650	BigBand Networks, Inc. *	4,900
100	InterDigital, Inc. *	3,357
400	NeuStar, Inc. - Cl. A *	10,324
1,400	Neutral Tandem, Inc. *	20,468
		39,049

	TOTAL COMMON STOCK ( Cost - $457,595)	529,193

	SHORT-TERM INVESTMENTS - 6.6%
12,167	Dreyfus Institutional Reserve Money Fund, 0.00% **	12,167
12,167	Dreyfus Treasury Prime Cash Management, 0.00% **	12,167
12,167	Milestone Treasury Obligations Portfolio, 0.01% **	12,167
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $36,501)	36,501

Gratio Values Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited) (Continued)
		Value
	TOTAL INVESTMENTS - 102.2% ( Cost - $494,095) (a)	$ 565,694
	LIABILITIES LESS OTHER ASSETS - (2.2) %	(12,302)
	NET ASSETS - 100.0%	$ 553,393

(a) Represents cost for financial purposes.  Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 81,699
	Unrealized depreciation	(10,100)
	Net unrealized appreciation	$ 71,599

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2010.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2010 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period.
*Refer to the Portfolio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/28/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/28/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/28/10